Long-term debt and interest and other costs - Estimated Fair Value of Eurobonds (Detail) - Eurobonds - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Principal amount	€ 4,750.0	€ 4,500.0
Carrying amount	4,610.4	4,235.8
Long-term debt	4,496.2	4,072.8
Amortized Costs Eurobonds
Debt Instrument [Line Items]
Carrying amount	4,731.7	4,479.0
Fair Value Adjustment Interest Rate Swaps
Debt Instrument [Line Items]
Carrying amount	€ (121.3)	€ (243.2)